Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule Of Convertible Notes Outstanding [Table Text Block]
The convertible notes outstanding as of March 31, 2015 and June 30, 2014 are:

	March 31, 2015	June 30, 2014

2010 Notes (A)	$60,000	$60,000
2011 Notes (B)	-	-
2011 Notes (C)	-	-
2012 Notes (D)	-	-
	$60,000	$60,000

The convertible notes outstanding as of June 30, 2014 and 2013 include:

	2014	2013

2010 Notes (A)	$60,000	$562,500
2011 Notes (B)	-	645,000
2011 Notes (C)	-	1,700,000
2012 Notes (D)	-	825,000
Total	$60,000	$3,732,500